Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,632,828)	$ (7,111,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	447,386	428,586
Operating leases	(1,378)	(102,325)
Stock compensation expense	3,996,187	1,031,173
Amortization of debt discount	2,428,539	602,787
Change in fair value of derivative liabilities	3,223,271	(4,553,372)
Gain on extinguishment of debt	(3,799,356)	0
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(24,047)	15,102
Inventory	278,352	(237,778)
Prepaid expenses and other current assets	37,645	(109,122)
Other assets	0	8,053
Accounts payable and accrued expenses	(683,058)	1,217,832
Long term deposits	15,627	(19,818)
Deferred revenues	39,170	0
Net cash used in operating activities	(1,216,948)	(1,914,093)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	611,266	3,321,969
Repayment of note payable	(586,783)	(658,230)
Stock issued for cash	100,002	0
Proceeds from note payable - related parties		(35,000)
Net cash provided by financing activities	338,734	2,628,739
Effects of currency translation on cash	182,495	(19,505)
Net increase (decrease) in cash	(695,719)	695,141
Cash, beginning of year	828,206	133,065
Cash, end of year	132,487	828,206
Supplemental disclosure cash flow information:
Cash paid for interest	36,205	11,389
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued as debt discount	$ 200,000	$ 462,519